United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7129

                      (Investment Company Act File Number)


                     Federated Managed Allocation Portfolios
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 2/28/05



Item 1.     Schedule of Investments


Federated Conservative Allocation Fund
Portfolio of Investments
February 28, 2005 (unaudited)


    Shares or
    Principal                                                                          Value in
    Amount                                                                             U.S. Dollars


                           Common Stocks--0.0%
    134                    Computer Associates International, Inc.
                           (IDENTIFIED COST $4,158)                           $        3,630
                           Mutual Funds--98.6%(1)
    3,921,055              Capital Appreciation Core Fund                              45,622,728
    116,017                Emerging Markets Fixed Income Core Fund                     1,930,866
    1,457,811              Federated Intermediate Corporate Bond Fund,
                           Class IS                                                    14,825,940
    146,272                Federated International Bond Fund, Class A
                           Shares                                                      1,747,949
    711,884                Federated International Capital
                           Appreciation Fund, Class A Shares                           7,061,887
    1,567,111              Federated Mortgage Core Portfolio                           15,827,824
    400,001                Federated U.S. Government Bond Fund                         4,672,011
    726,786                Federated U.S. Government Securities Fund
                           2-5 Years, Class IS                                         8,103,667
    518,859                High Yield Bond Portfolio                                   3,673,524
                                 TOTAL MUTUAL FUNDS (IDENTIFIED COST
                           $97,125,444)                                                103,466,396
                           Repurchase Agreement--1.4%
$   1,465,000              Interest in $2,000,000,000 joint repurchase
                           agreement with Barclays Capital, Inc.,
                           2.640%, dated 2/28/2005, to be repurchased
                           at $1,465,107 on 3/1/2005, collateralized
                           by U.S. Government Agency Obligations with
                           various maturities to 11/15/2030,
                           collateral market value $2,040,000,470  (AT
                           AMORTIZED COST)                                             1,465,000
                                 Total Investments - 100.0%
                                 (identified cost $98,594,602)(2)                      104,935,026
                                 OTHER ASSETS AND LIABILITIES - NET -
                           0.0%                                                        11,223
                                 TOTAL NET ASSETS - 100%                      $        104,946,249

1    Affiliated companies.

2 At February 28, 2005, the cost of investments for federal tax purposes was $98,602,677. The net unrealized appreciation of investments for federal tax purposes was $6,332,349. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,951,955 and net unrealized depreciation from investments for those securities having an excess of cost over value of $619,606.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest  closing price on the exchange on which they are traded immediately  prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign  currencies are translated in U.S.  dollars at the foreign exchange rate in effect  at 4:00  p.m.,  Eastern  Time,  on the day the  value of the  foreign
security  is  determined.   Fixed  income,   listed  corporate  bonds,  unlisted
securities and private placement  securities are generally valued at the mean of the latest bid and asked price as furnished by an independent  pricing  service.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  or whose  values  have been  affected  by a significant  event occurring  between the close of their primary markets and the closing of the NYSE are valued at fair value as determined  in  accordance  with procedures  established  by  and  under  general  supervision  of the  Board  of
Trustees.  Pursuant to an Exemptive  Order issued by the Securities and Exchange
Commission (SEC), the Fund may also invest in the following open-end  management companies (Fund  Investments),  registered  under the Investment  Company Act of
1940 (the "Act") which are managed by  Federated  Equity  Management  Company of
Pennsylvania (FEMCOPA) or its affiliates.

--------------------------------------------------------------------------------------------------
Fund                                                     Investment Objective
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Federated Intermediate Corporate Bond Fund,  IS Shares   To provide current income.
(Intermediate Corporate Bond)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Federated International Bond Fund, Class A Shares        To provide total return.
(International Bond)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Federated International Capital Appreciation Fund,       To provide long-term growth of capital.
Class A Shares (International Capital Appreciation)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Federated Mortgage Core Portfolio (MBCORE)               To provide total return.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund 2-5 Years, IS  To provide current income.
Shares (Gov 2-5)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Federated U.S. Government Bond Fund (Government Bond)    To provide total return.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
High Yield Bond Portfolio (HYCORE)                       To provide high current income.

--------------------------------------------------------------------------------------------------


Income  distributions  from  Intermediate   Corporate  Bond,  MBCORE,  Gov  2-5,
Government  Bond  and  HYCORE  are  declared  daily  and  paid  monthly.  Income distributions from International Bond and International Capital Appreciation are
declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared  and paid  annually,  and are  recorded  by the Fund as  capital  gains received. The performance of the Fund is directly affected by the performance of the Fund Investments.  A copy of each Fund Investment's  financial statements is available  on the  EDGAR  Database  on the  SEC's  website  www.sec.gov,  at the
Commission's  public  reference room in Washington,  DC or upon request from the
Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

---------------------------------------------------------------------------
Fund                                    Investment Objective
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Capital Appreciation Core Fund          To provide capital appreciation.
(Capital Core)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Emerging Markets Fixed Income Core      To provide high current income.
Fund (EMCORE)
---------------------------------------------------------------------------

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.









Federated Growth Allocation Fund
Portfolio of Investments
February 28, 2005 (unaudited)

       Shares or
       Principal                                                                   Value in
       Amount                                                                      U.S. Dollars
                         Common Stocks--0.0%
       182               Computer Associates International, Inc.
                         (IDENTIFIED COST $5,648)                           $      4,930
                         Mutual Funds--99.0%(1)
       5,537,047         Capital Appreciation Core Fund                            64,425,313
       15,435            Emerging Markets Fixed Income Core Fund                   256,892
       194,059           Federated Intermediate Corporate Bond Fund,
                         Class IS                                                  1,973,585
       19,495            Federated International Bond Fund, Class A
                         Shares                                                    232,970
       998,146           Federated International Capital
                         Appreciation Fund, Class A Shares                         9,901,606
       208,631           Federated Mortgage Core Portfolio                         2,107,173
       53,195            Federated U.S. Government Bond Fund                       621,314
       96,826            Federated U.S. Government Securities Fund
                         2-5 Years, Class IS                                       1,079,611
       68,888            High Yield Bond Portfolio                                 487,727
                               Total mutual funds
                               (identified cost $72,308,236)                       81,086,191
                         Repurchase Agreement--1.5%
$      1,255,000         Interest in $2,000,000,000 joint repurchase
                         agreement with Barclays Capital, Inc.,
                         2.640%, dated 2/28/2005 to be repurchased
                         at $1,255,092 on 3/1/2005, collateralized
                         by U.S. Government Agency Obligations with
                         various maturities to 11/15/2030,
                         collateral market value $2,040,000,470 (AT
                         AMORTIZED COST)                                           1,255,000
                               Total Investments - 100.5%
                               (identified cost $73,568,884)(2)                    82,346,121
                               other assets and liabilities - net -
                               (0.5)%                                              (398,800)
                               total net assets - 100%                      $      81,947,321

1    Affiliated companies.

2 At February 28, 2005, the cost of investments for federal tax purposes was $73,569,872. The net unrealized appreciation of investments for federal tax purposes was $8,776,249. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,819,994 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,745.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest  closing price on the exchange on which they are traded immediately  prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign  currencies are translated in U.S.  dollars at the foreign exchange rate in effect  at 4:00  p.m.,  Eastern  Time,  on the day the  value of the  foreign
security  is  determined.   Fixed  income,   listed  corporate  bonds,  unlisted
securities and private placement  securities are generally valued at the mean of the latest bid and asked price as furnished by an independent  pricing  service.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  or whose  values  have been  affected  by a significant  event occurring  between the close of their primary markets and the closing of the NYSE are valued at fair value as determined  in  accordance  with procedures  established  by  and  under  general  supervision  of the  Board  of
Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange  Commission
(SEC), the Fund may also invest in the following open-end  management  companies
(Fund  Investments),  registered  under the Investment  Company Act of 1940 (the
"Act") which are managed by Federated Equity Management  Company of Pennsylvania
(FEMCOPA) or its affiliates.

---------------------------------------------------------------------------
Fund                                    Investment Objective
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Federated Intermediate Corporate Bond   To provide current income.
Fund,  IS Shares (Intermediate
Corporate Bond)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Federated International Bond Fund,      To provide total return.
Class A Shares (International Bond)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Federated International Capital         To provide long-term growth of
Appreciation Fund, Class A Shares       capital.
(International Capital Appreciation)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Federated Mortgage Core Portfolio       To provide total return.
(MBCORE)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Federated U.S. Government Securities    To provide current income.
Fund 2-5 Years, IS Shares (Gov 2-5)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Federated U.S. Government Bond Fund     To provide total return.
(Government Bond)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
High Yield Bond Portfolio (HYCORE)      To provide high current income.

---------------------------------------------------------------------------

Income  distributions  from  Intermediate   Corporate  Bond,  MBCORE,  Gov  2-5,
Government  Bond  and  HYCORE  are  declared  daily  and  paid  monthly.  Income distributions from International Bond and International Capital Appreciation are
declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared  and paid  annually,  and are  recorded  by the Fund as  capital  gains received. The performance of the Fund is directly affected by the performance of the Fund Investments.  A copy of each Fund Investment's  financial statements is available  on the  EDGAR  Database  on the  SEC's  website  www.sec.gov,  at the
Commission's  public  reference room in Washington,  DC or upon request from the
Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

---------------------------------------------------------------------------
Fund                                    Investment Objective
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Capital Appreciation Core Fund          To provide capital appreciation.
(Capital Core)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Emerging Markets Fixed Income Core      To provide high current income.
Fund (EMCORE)
---------------------------------------------------------------------------

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of EMCORE's financial statements is available on the EDGAR
Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. The
Portfolio of Investments of Capital Core is included within this report to illustrate the security holdings of the Portfolio in which the Fund invests a significant portion of its assets. The valuation of securities held by Capital
Core is discussed in the notes to its financial statements.










Federated Moderate Allocation Fund
Portfolio of Investments
February 28, 2005 (unaudited)


    Shares or
    Principal                                                                          Value in
    Amount                                                                             U.S. Dollars
                             Common Stocks--0.0%
    220                      Computer Associates International, Inc.
                             (IDENTIFIED COST $6,827)                           $      5,960
                             Mutual Funds--98.5%(1)
    7,251,890                Capital Appreciation Core Fund                            84,378,055
    91,403                   Emerging Markets Fixed Income Core Fund                   1,521,212
    1,148,794                Federated Intermediate Corporate Bond Fund,
                             Class IS                                                  11,683,233
    115,081                  Federated International Bond Fund, Class A
                             Shares                                                    1,375,218
    1,339,614                Federated International Capital
                             Appreciation Fund, Class A Shares                         13,288,975
    1,235,123                Federated Mortgage Core Portfolio                         12,474,743
    315,124                  Federated U.S. Government Bond Fund                       3,680,649
    572,725                  Federated U.S. Government Securities Fund
                             2-5 Years, Class IS                                       6,385,878
    408,458                  High Yield Bond Portfolio                                 2,891,885
                             Total Mutual Funds
                             (identified cost $125,299,138)                            137,679,848
                             Repurchase Agreement--1.7%
$   2,305,000                Interest in $2,000,000,000 joint repurchase
                             agreement with Barclays Capital, Inc.,
                             2.640%, dated 2/28/2005, to be repurchased
                             at $2,305,169 on 3/1/2005, collateralized
                             by U.S. Government Agency Obligations with
                             various maturities to 11/15/2030,
                             collateral market value $2,040,000,470 (AT
                             AMORTIZED COST)                                           2,305,000
                             Total Investments - 100.2%
                              (identified cost $127,610,965)(2)                        139,990,808
                             other assets and liabilities - net-- (0.2)%                (224,228)
                             total net assets -100%                             $      139,766,580

1    Affiliated companies.

2 At February 28, 2005, the cost of investments for federal tax purposes was $127,617,323. The net unrealized appreciation of investments for federal tax purposes was $12,373,485. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,808,140 and net unrealized depreciation from investments for those securities having an excess of cost over value of $434,655.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest  closing price on the exchange on which they are traded immediately  prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign  currencies are translated in U.S.  dollars at the foreign exchange rate in effect  at 4:00  p.m.,  Eastern  Time,  on the day the  value of the  foreign
security  is  determined.   Fixed  income,   listed  corporate  bonds,  unlisted
securities and private placement  securities are generally valued at the mean of the latest bid and asked price as furnished by an independent  pricing  service.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  or whose  values  have been  affected  by a significant  event occurring  between the close of their primary markets and the closing of the NYSE are valued at fair value as determined  in  accordance  with procedures  established  by  and  under  general  supervision  of the  Board  of
Trustees.  Pursuant to an Exemptive  Order issued by the Securities and Exchange
Commission (SEC), the Fund may also invest in the following open-end  management companies (Fund  Investments),  registered  under the Investment  Company Act of
1940 (the "Act") which are managed by  Federated  Equity  Management  Company of
Pennsylvania (FEMCOPA) or its affiliates.

-------------------------------------------------------------------------------
   Fund                                             Investment Objective
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Federated Intermediate Corporate Bond            To provide current income.
   Fund,  IS Shares (Intermediate
   Corporate Bond)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Federated International Bond Fund,               To provide total return.
   Class A Shares (International Bond)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Federated International Capital                  To provide long-term
   Appreciation Fund, Class A Shares                growth of capital.
   (International Capital Appreciation)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Federated Mortgage Core Portfolio                To provide total return.
   (MBCORE)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Federated U.S. Government Securities             To provide current income.
   Fund 2-5 Years, IS Shares (Gov 2-5)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Federated U.S. Government Bond Fund              To provide total return.
   (Government Bond)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   High Yield Bond Portfolio (HYCORE)               To provide high current
                                                    income.

-------------------------------------------------------------------------------

Income  distributions  from  Intermediate   Corporate  Bond,  MBCORE,  Gov  2-5,
Government  Bond  and  HYCORE  are  declared  daily  and  paid  monthly.  Income distributions from International Bond and International Capital Appreciation are
declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared  and paid  annually,  and are  recorded  by the Fund as  capital  gains received. The performance of the Fund is directly affected by the performance of the Fund Investments.  A copy of each Fund Investment's  financial statements is available  on the  EDGAR  Database  on the  SEC's  website  www.sec.gov,  at the
Commission's  public  reference room in Washington,  DC or upon request from the
Fund by calling 1-800-341-7400.

Pursuant to an Exemptive Order issued by the SEC, the Fund may also invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

---------------------------------------------------------------------------
Fund                                    Investment Objective
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Capital Appreciation Core Fund          To provide capital appreciation.
(Capital Core)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Emerging Markets Fixed Income Core      To provide high current income.
Fund (EMCORE)
---------------------------------------------------------------------------

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005